UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%   Beverages - 0.0%                                    19,300  Coca-Cola Amatil Ltd.                  $    163,792
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.7%                             114,000  BHP Billiton Ltd.                         3,822,395
                                                                       17,820  Newcrest Mining Ltd.                        564,106
                                                                       36,500  Rio Tinto Ltd.                            4,117,586
                                                                       18,300  Zinifex Ltd.                                173,242
                                                                                                                      ------------
                                                                                                                         8,677,329
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%                  46,300  Woodside Petroleum Ltd.                   1,956,503
                   ---------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                      43,600  Great Southern Plantations Ltd.              68,266
                   ---------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.4%               312,000  Macquarie Airports Group                  1,099,834
                                                                      803,000  Macquarie Infrastructure Group            2,212,372
                                                                      286,766  Transurban Group                          1,712,726
                                                                                                                      ------------
                                                                                                                         5,024,932
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Australia         15,890,822
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%     Diversified Telecommunication Services - 0.1%       33,600  Telekom Austria AG                          946,646
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Austria              946,646
----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.3%     Diversified Financial Services - 0.3%              165,441  Fortis                                    3,700,138
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Belgium            3,700,138
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.1%      Commercial Banks - 0.2%                             43,500  Banco Bradesco SA                         1,155,631
                                                                        6,800  Uniao de Bancos Brasileiros SA (b)          889,440
                                                                                                                      ------------
                                                                                                                         2,045,071
                   ---------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%                   91,100  Obrascon Huarte Lain Brasil SA              984,025
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           16,900  Cia Energetica de Minas Gerais (b)          269,217
                   ---------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%                     63,598  Cia Brasileira de Distribuicao Grupo
                                                                               Pao de Acucar (Preference Shares)         1,175,063
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                                57,300  Cosan SA Industria e Comercio               895,496
                                                                      245,500  JBS SA (c)                                  682,487
                                                                      208,400  SLC Agricola SA (c)                       2,333,985
                                                                                                                      ------------
                                                                                                                         3,911,968
                   ---------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                           85,300  Gafisa SA                                 1,440,256
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%                             165,500  Companhia Vale do Rio Doce (Preference
                                                                               'A' Shares) (b)                           4,307,965
                                                                       12,150  Usinas Siderurgicas de Minas Gerais SA
                                                                               (Preference 'A' Shares)                     569,855
                                                                                                                      ------------
                                                                                                                         4,877,820
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.7%                 232,700  Petroleo Brasileiro SA (b)               23,050,487
                   ---------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                                 160,000  All America Latina Logistica SA           1,728,255
                   ---------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                                     26,500  Datasul                                     222,968
                   ---------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.0%                               1,300  Companhia de Saneamento de Minas
                                                                               Gerais                                       17,590
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.1%         244,500  Vivo Participacoes SA (b)(g)           $  1,435,215
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Brazil            41,157,935
----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.8%      Auto Components - 0.0%                                 900  Magna International, Inc. (Class A)          70,857
                   ---------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.1%                     78,800  Nortel Networks Corp. (c)                   982,636
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.1%          700  BCE, Inc.                                    24,325
                                                                       18,200  TELUS Corp.                                 791,044
                                                                                                                      ------------
                                                                                                                           815,369
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                                95,500  Saskatchewan Wheat Pool (c)               1,110,941
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                                       300  Sun Life Financial, Inc.                     14,847
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.9%                              56,900  Alamos Gold, Inc. (c)                       396,693
                                                                       65,697  Barrick Gold Corp.                        3,382,738
                                                                      304,300  Eldorado Gold Corp. (c)                   2,000,279
                                                                      231,400  Goldcorp, Inc.                            8,612,708
                                                                      506,981  Kinross Gold Corp. (c)                   11,193,563
                                                                      341,000  Peak Gold Ltd. (c)                          193,586
                                                                                                                      ------------
                                                                                                                        25,779,567
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%                  19,000  Canadian Natural Resources Ltd.           1,210,490
                                                                        1,300  EnCana Corp.                                 86,073
                                                                        1,700  Imperial Oil Ltd.                            83,113
                                                                       24,900  Petro-Canada Inc.                         1,131,850
                                                                                                                      ------------
                                                                                                                         2,511,526
                   ---------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%                      63,000  Sino-Forest Corp. (c)                     1,157,034
                   ---------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                  43,000  Canadian Pacific Railway Ltd.             2,865,404
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.1%          58,100  Rogers Communications, Inc. Class B       2,225,811
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Canada            37,533,992
----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.2%       Commercial Banks - 0.2%                             36,200  Banco Santander Chile SA (b)              1,775,972
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           23,700  Enersis SA (b)                              337,014
                   ---------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%                    109,000  Centros Comerciales Sudamericanos SA        457,737
                   ---------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                             78,000  SACI Falabella                              428,341
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Chile              2,999,064
----------------------------------------------------------------------------------------------------------------------------------
China - 1.8%       Automobiles - 0.0%                                 697,500  Denway Motors Ltd.                          411,442
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.0%       40,000  China Communications Services Corp.
                                                                               Ltd. (c)                                     30,970
                   ---------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                        398,000  Shanghai Electric Group Corp.               309,691
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                             4,236,198  Chaoda Modern Agriculture Holdings
                                                                               Ltd.                                      4,310,669
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.6%                  1,530,744  Beijing Enterprises Holdings Ltd.      $  6,470,881
                                                                    1,315,900  Tianjin Development Holdings Ltd.         1,181,299
                                                                                                                      ------------
                                                                                                                         7,652,180
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                                    24,199  China Life Insurance Co. Ltd. (b)         1,349,094
                                                                       32,200  Ping An Insurance Group Co. of China
                                                                               Ltd.                                        227,271
                                                                                                                      ------------
                                                                                                                         1,576,365
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.5%               1,210,600  China Shenhua Energy Co. Ltd. Class H     6,307,300
                   ---------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%                93,400  Hainan Meilan International Airport
                                                                               Co., Ltd.                                    81,892
                                                                      313,900  Jiangsu Express                             293,984
                                                                    2,703,100  Xiamen International Port Co. Ltd.          740,730
                                                                                                                      ------------
                                                                                                                         1,116,606
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%         177,900  China Mobile Ltd.                         2,622,815
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in China             24,338,038
----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.2%     Commercial Banks - 0.2%                             85,198  Danske Bank A/S                           3,061,467
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Denmark            3,061,467
----------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.1%       Diversified Telecommunication Services - 0.1%      300,034  Telecom Egypt                             1,204,515
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Egypt              1,204,515
----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.1%     Communications Equipment - 0.0%                      2,400  Nokia Oyj (b)                                88,680
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                           25,759  Fortum Oyj                                1,044,266
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Finland            1,132,946
----------------------------------------------------------------------------------------------------------------------------------
France - 2.3%      Aerospace & Defense - 0.1%                          75,600  European Aeronautic Defense and Space
                                                                               Co.                                       1,928,210
                   ---------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.3%                                  30,372  Renault SA                                3,466,558
                   ---------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                             26,448  Societe Generale SA                       3,322,202
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%      109,500  France Telecom SA                         3,861,836
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.3%                           41,951  Electricite de France SA                  4,375,310
                   ---------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies - 0.2%             42,500  Cie Generale d'Optique Essilor
                                                                               International SA                          2,463,281
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                                    74,247  AXA SA                                    2,550,192
                   ---------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                                    13,238  Vallourec SA                              2,660,721
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.5%                  88,895  Total SA                                  6,469,644
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in France            31,097,954
----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%     Air Freight & Logistics - 0.3%                     128,828  Deutsche Post AG                          4,156,525
                   ---------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.5%                                  60,418  Bayerische Motoren Werke AG               3,317,769
                                                                       49,342  DaimlerChrysler AG                        3,858,516
                                                                                                                      ------------
                                                                                                                         7,176,285
                   ---------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.4%                                    61,309  Bayer AG                                  5,030,363
                                                                        1,100  Bayer AG (b)                                 89,821
                                                                                                                      ------------
                                                                                                                         5,120,184
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%      200,371  Deutsche Telekom AG                       4,104,353
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                           27,806  E.ON AG                                   5,120,671
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.4%                     41,156  Siemens AG                             $  5,305,057
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                                    21,630  Allianz AG Registered Shares              3,855,175
                   ---------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.2%                              24,343  RWE AG                                    2,988,255
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Germany           37,826,505
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%   Electric Utilities - 0.0%                          135,600  Cheung Kong Infrastructure Holdings
                                                                               Ltd.                                        514,148
                   ---------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.3%                    381,300  Hutchison Whampoa Ltd.                    3,753,825
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.4%         49,200  Cheung Kong Holdings Ltd.                   797,763
                                                                       59,900  Sun Hung Kai Properties Ltd.              1,188,646
                                                                      506,925  Wharf Holdings Ltd.                       2,730,539
                                                                                                                      ------------
                                                                                                                         4,716,948
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Hong Kong          8,984,921
----------------------------------------------------------------------------------------------------------------------------------
India - 2.7%       Automobiles - 0.1%                                   5,700  Bajaj Auto Ltd.                             344,556
                                                                       82,564  Tata Motors Ltd.                          1,474,770
                                                                                                                      ------------
                                                                                                                         1,819,326
                   ---------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                             15,600  State Bank of India Ltd.                    867,686
                   ---------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%                   20,375  Larsen & Toubro Ltd.                      1,915,260
                   ---------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%                      829,500  Gujarat Ambuja Cements Ltd.               2,573,341
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%                9,600  Reliance Capital Ltd.                       464,357
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                            6,150  Reliance Energy Ltd.                        314,170
                   ---------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                         11,900  Bharat Heavy Electricals Ltd.               630,101
                   ---------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                                  45,600  Infosys Technologies Ltd.                 1,754,509
                   ---------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                        50,057  Wire and Wireless India Ltd. (c)             55,180
                                                                       45,261  Zee News Ltd. (c)                            76,331
                                                                      100,114  Zee Telefilms Ltd.                          732,707
                                                                                                                      ------------
                                                                                                                           864,218
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.3%                   8,300  Hindustan Petroleum Corp.                    53,854
                                                                      280,000  Reliance Industries Ltd.                 17,761,457
                                                                                                                      ------------
                                                                                                                        17,815,311
                   ---------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                               6,150  Wockhardt Ltd.                               55,906
                   ---------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                  45,800  Container Corp. of India                  2,098,537
                   ---------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.1%                   20,000  Housing Development Finance Corp.         1,457,397
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%         174,500  Reliance Communication Ventures Ltd.      2,690,458
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in India             35,320,577
----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.5%     Commercial Banks - 0.2%                            117,440  Allied Irish Banks Plc                    2,594,818
                   ---------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.3%                       89,102  CRH Plc                                   3,379,393
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Ireland            5,974,211
----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.1%      Pharmaceuticals - 0.1%                              31,000  Teva Pharmaceutical Industries
                                                                               Ltd. (b)                                  1,427,240
                   ---------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                                      4,251  Ectel Ltd. (b)(c)                            11,818
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Israel             1,439,058
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%       Commercial Banks - 0.6%                            604,449  Banca Intesa SpA                       $  4,302,204
                                                                      506,069  Unicredit SpA                             3,736,868
                                                                                                                      ------------
                                                                                                                         8,039,072
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%    1,317,997  Telecom Italia SpA                        4,003,277
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.4%                 163,194  Eni SpA                                   5,276,472
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Italy             17,318,821
----------------------------------------------------------------------------------------------------------------------------------
Japan - 10.0%      Auto Components - 0.2%                              65,000  Toyota Industries Corp.                   2,536,729
                   ---------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.4%                                  20,900  Honda Motor Co., Ltd.                       646,306
                                                                      177,200  Suzuki Motor Corp.                        4,455,883
                                                                                                                      ------------
                                                                                                                         5,102,189
                   ---------------------------------------------------------------------------------------------------------------
                   Beverages - 0.5%                                        39  Coca-Cola Central Japan Co., Ltd.           300,256
                                                                      153,275  Coca-Cola West Holdings Co., Ltd.         3,272,229
                                                                       15,000  Hokkaido Coca-Cola Bottling Co., Ltd.        80,695
                                                                      195,000  Kirin Holdings Co., Ltd.                  3,126,381
                                                                       39,500  Mikuni Coca-Cola Bottling Co., Ltd.         419,231
                                                                                                                      ------------
                                                                                                                         7,198,792
                   ---------------------------------------------------------------------------------------------------------------
                   Building Products - 0.3%                           162,000  Asahi Glass Co., Ltd.                     2,038,016
                                                                       34,000  Daikin Industries Ltd.                    1,539,413
                                                                                                                      ------------
                                                                                                                         3,577,429
                   ---------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.8%                                   771,000  Mitsubishi Rayon Co., Ltd.                3,108,420
                                                                       60,000  Shin-Etsu Chemical Co., Ltd.              3,173,522
                                                                      456,000  Sumitomo Chemical Co., Ltd.               3,248,945
                                                                      157,500  Ube Industries Ltd.                         496,096
                                                                                                                      ------------
                                                                                                                        10,026,983
                   ---------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                             54,000  The Bank of Kyoto Ltd.                      647,390
                                                                       60,000  The Bank of Yokohama Ltd.                   393,173
                                                                      230,100  Fukuoka Financial Group, Inc.             1,409,179
                                                                      205,000  Shinsei Bank Ltd.                           951,370
                                                                          235  Sumitomo Mitsui Financial Group, Inc.     1,886,031
                                                                                                                      ------------
                                                                                                                         5,287,143
                   ---------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.5%                  127,377  JGC Corp.                                 2,144,648
                                                                      138,000  Kinden Corp.                              1,172,721
                                                                      436,500  Okumura Corp.                             2,434,760
                                                                      214,700  Toda Corp.                                1,117,300
                                                                                                                      ------------
                                                                                                                         6,869,429
                   ---------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.1%                             54,000  Credit Saison Co., Ltd.                   1,575,493
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.4%              383,600  RHJ International (c)                     4,668,241
                                                                       41,200  RHJ International (b)(c)(h)                 498,592
                                                                                                                      ------------
                                                                                                                         5,166,833
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.4%          107,000  Hoya Corp.                             $  2,908,867
                                                                       44,000  Murata Manufacturing Co., Ltd.            2,196,019
                                                                                                                      ------------
                                                                                                                         5,104,886
                   ---------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.2%                      4,200  Ministop Co., Ltd.                           80,759
                                                                      118,800  Seven & I Holdings Co. Ltd.               2,943,608
                                                                                                                      ------------
                                                                                                                         3,024,367
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                                46,300  Ajinomoto Co., Inc.                         493,449
                                                                        5,200  House Foods Corp.                            92,358
                                                                                                                      ------------
                                                                                                                           585,807
                   ---------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.3%                               780,000  Tokyo Gas Co., Ltd.                       3,664,229
                   ---------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.6%                           54,500  Daiwa House Industry Co., Ltd.              765,409
                                                                      152,000  Matsushita Electric Industrial
                                                                               Co., Ltd.                                 3,241,431
                                                                       25,900  Rinnai Corp.                                837,640
                                                                      233,000  Sekisui House Ltd.                        2,611,214
                                                                                                                      ------------
                                                                                                                         7,455,694
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 1.9%                                   783,000  Aioi Insurance Co., Ltd.                  3,822,175
                                                                      257,500  Millea Holdings, Inc.                     9,811,446
                                                                      646,030  Mitsui Sumitomo Insurance Co., Ltd.       6,695,276
                                                                      561,000  Nipponkoa Insurance Co., Ltd.             5,162,609
                                                                                                                      ------------
                                                                                                                        25,491,506
                   ---------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                                   219,400  Kubota Corp.                              1,582,932
                                                                       29,000  Tadano Ltd.                                 274,067
                                                                                                                      ------------
                                                                                                                         1,856,999
                   ---------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                                       103,000  Toho Co., Ltd.                            2,521,129
                   ---------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.3%                           81,500  Canon, Inc.                               3,455,033
                   ---------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.0%                              95,000  Astellas Pharma, Inc.                     4,120,827
                                                                       22,100  Mitsubishi Tanabe Pharma Corp.              267,041
                                                                      149,600  Takeda Pharmaceutical Co., Ltd.           9,135,120
                                                                                                                      ------------
                                                                                                                        13,522,988
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.1%          1,235  NTT Urban Development Co.                 1,962,955
                   ---------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.2%                                     370  East Japan Railway Co.                    3,079,075
                   ---------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                              6,400  Shimachu Co., Ltd.                          177,288
                   ---------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%             41,300  Asics Corp.                                 538,643
                   ---------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                                         500  Japan Tobacco, Inc.                       2,653,482
                   ---------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.4%            172,500  Mitsubishi Corp.                          4,571,112
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.5%           3,820  NTT DoCoMo, Inc.                          6,039,227
                                                                           60  Okinawa Cellular Telephone Co.              113,211
                                                                                                                      ------------
                                                                                                                         6,152,438
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Japan            133,158,651
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%  Metals & Mining - 0.3%                              65,109  ArcelorMittal                          $  4,264,904
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Luxembourg         4,264,904
----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%    Diversified Telecommunication Services - 0.1%      370,000  Telekom Malaysia Bhd                      1,303,699
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                          245,841  Tenaga Nasional Bhd                         700,507
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                             1,661,720  IOI Corp. Bhd                             3,690,542
                   ---------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                                      89,400  British American Tobacco Malaysia Bhd     1,167,610
                   ---------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%                83,900  PLUS Expressways Bhd                         85,473
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Malaysia           6,947,831
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%      Beverages - 0.2%                                    58,100  Fomento Economico Mexicano, SA
                                                                               de CV (b)                                 2,101,477
                   ---------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                           54,300  Urbi, Desarrollos Urbanos, SA
                                                                               de CV (c)                                   192,007
                   ---------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                                       135,600  Grupo Televisa, SA (b)(m)                 3,022,524
                                                                       20,600  Megacable Holdings SAB de CV (c)             59,925
                                                                                                                      ------------
                                                                                                                         3,082,449
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Mexico             5,375,933
----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.4% Chemicals - 0.4%                                    65,678  Akzo Nobel NV                             4,858,784
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                                23,200  Unilever NV (b)                             754,464
                   ---------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor Equipment - 0.0%      2,600  ASML Holding NV (b)                          69,134
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the Netherlands    5,682,382
----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.0% Diversified Telecommunication Services - 0.0%       28,711  Telecom Corp. of New Zealand Ltd.            90,708
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           26,900  Contact Energy Ltd.                         162,540
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in New Zealand          253,248
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.2%      Diversified Telecommunication Services - 0.1%       76,700  Telenor ASA                               1,588,372
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%                  66,123  Statoilhydro ASA                          1,741,096
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Norway             3,329,468
----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.0%        Metals & Mining - 0.0%                                 800  Southern Copper Corp.                        75,072
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Peru                  75,072
----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.2%      Metals & Mining - 0.2%                              52,400  Polyus Gold Co. ZAO (b)                   2,635,720
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Russia             2,635,720
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.7%   Commercial Banks - 0.1%                            289,000  Oversea-Chinese Banking Corp.             1,539,244
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.5%    2,515,960  Singapore Telecommunications Ltd.         6,553,184
                   ---------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 0.2%            759,675  Parkway Holdings Ltd.                     1,930,071
                   ---------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.5%                    596,000  Fraser and Neave Ltd.                     2,042,069
                                                                      532,600  Keppel Corp. Ltd.                         4,334,078
                                                                                                                      ------------
                                                                                                                         6,376,147
                   ---------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                       158,000  Singapore Press Holdings Ltd.               490,093
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts (REITs) - 0.0%        37,983  Parkway Life Real Estate Investment
                                                                               Trust (c)                                    30,350
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.4%        996,000  CapitaLand Ltd.                           4,217,713
                                                                      153,000  Keppel Land Ltd.                            678,041
                                                                                                                      ------------
                                                                                                                         4,895,754
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors - 0.0%            102,733  Noble Group Ltd.                       $    128,960
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.0%         279,090  MobileOne Ltd.                              373,400
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Singapore         22,317,203
----------------------------------------------------------------------------------------------------------------------------------
South Africa       Metals & Mining - 0.2%                               6,500  Anglo Platinum Ltd.                         943,161
- 0.2%                                                                 14,900  Gold Fields Ltd. (b)                        223,947
                                                                       25,600  Impala Platinum Holdings Ltd.               972,766
                                                                                                                      ------------
                                                                                                                         2,139,874
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%                  13,700  Sasol Ltd.                                  658,590
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in South Africa       2,798,464
----------------------------------------------------------------------------------------------------------------------------------
South Korea - 2.2% Commercial Banks - 0.3%                             43,000  Daegu Bank                                  627,955
                                                                       16,062  Hana Financial Group, Inc.                  788,462
                                                                       19,700  Kookmin Bank                              1,295,787
                                                                       40,500  Pusan Bank                                  556,447
                                                                                                                      ------------
                                                                                                                         3,268,651
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%      159,400  KT Corp. (b)                              4,232,070
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                           16,100  Korea Electric Power Corp.  (c)             648,001
                   ---------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                          7,000  LS Cable Ltd.                               538,955
                   ---------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.1%           68,737  Fine DNC Co., Ltd. (c)                      265,744
                                                                       93,800  Interflex Co., Ltd.                         503,828
                                                                                                                      ------------
                                                                                                                           769,572
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                                 1,406  CJ Cheil Jedang Corp. (c)                   428,995
                                                                        1,900  Nong Shim Co., Ltd.                         387,188
                                                                                                                      ------------
                                                                                                                           816,183
                   ---------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%               220,834  Paradise Co. Ltd.                           758,095
                   ---------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%                      2,394  CJ Corp. (c)                                179,135
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.3%                                    33,300  Dongbu Insurance Co., Ltd.                1,349,730
                                                                      117,019  Korean Reinsurance Co.                    1,368,378
                                                                      162,547  Meritz Fire & Marine Insurance
                                                                               Co. Ltd.                                  1,646,028
                                                                                                                      ------------
                                                                                                                         4,364,136
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.5%                               5,400  POSCO                                     2,938,843
                                                                       22,800  POSCO (b)                                 3,090,768
                                                                                                                      ------------
                                                                                                                         6,029,611
                   ---------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                              3,100  Lotte Shopping Co. (b)(h)                    54,108
                   ---------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%             13,800  Cheil Industries, Inc.                      557,039
                   ---------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.4%                                      57,000  KT&G Corp.                                4,903,661
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.1%           7,000  SK Telecom Co., Ltd.                      1,594,486
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in South Korea       28,713,703
----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.5%       Commercial Banks - 0.4%                            292,330  Banco Santander SA                        5,141,406
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                          131,900  Iberdrola Renovables (c)                  1,062,840
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%                45,675  Cintra Concesiones de Infraestructuras
                                                                               de Transporte SA                       $    664,883
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Spain              6,869,129
----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.5% Capital Markets - 0.5%                              62,591  Credit Suisse Group                       3,563,772
                                                                       65,483  UBS AG                                    2,720,417
                                                                                                                      ------------
                                                                                                                         6,284,189
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.3%        9,218  Swisscom AG                               3,679,767
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.7%                                20,424  Nestle SA Registered Shares               9,143,727
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                                    40,100  Swiss Reinsurance Co. Registered
                                                                               Shares                                    3,012,925
                                                                       14,668  Zurich Financial Services AG              4,199,910
                                                                                                                      ------------
                                                                                                                         7,212,835
                   ---------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.5%                             124,715  Novartis AG Registered Shares             6,318,477
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Switzerland       32,638,995
----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.8%      Commercial Banks - 0.0%                          1,031,000  Chinatrust Financial Holding Co. (c)        830,706
                   ---------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                      371,235  Taiwan Cement Corp.                         482,491
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%              285,200  Fubon Financial Holding Co. Ltd.            289,587
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 0.4%    1,504,900  Chunghwa Telecom Co., Ltd.                3,203,156
                                                                       93,088  Chunghwa Telecom Co., Ltd. (b)            1,957,641
                                                                                                                      ------------
                                                                                                                         5,160,797
                   ---------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.3%          805,042  Delta Electronics, Inc.                   2,061,445
                                                                      207,000  HON HAI Precision Industry Co., Ltd.      1,111,245
                                                                                                                      ------------
                                                                                                                         3,172,690
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                                   571,308  Cathay Financial Holding Co., Ltd.        1,366,850
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Taiwan            11,303,121
----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.6%    Commercial Banks - 0.2%                          1,228,600  Siam Commercial Bank Pcl                  2,828,217
                   ---------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                       48,900  Siam Cement Pcl Foreign Shares              316,076
                   ---------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.0%          674,000  Hana Microelectronics Pcl                   387,884
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                                38,800  Thai Union Frozen Products Pcl
                                                                               Foreign Shares                               23,504
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%                 107,900  PTT Exploration & Production Pcl            480,427
                                                                      256,600  PTT Public Company THB10                  2,502,656
                                                                                                                      ------------
                                                                                                                         2,983,083
                   ---------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%               621,100  Airports of Thailand Pcl                  1,015,884
                                                                       58,400  Bangkok Expressway Pcl Foreign Shares        37,677
                                                                                                                      ------------
                                                                                                                         1,053,561
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in Thailand           7,592,325
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Aerospace & Defense - 0.3%                         500,812  BAE Systems Plc                           4,665,394
- 5.0%             ---------------------------------------------------------------------------------------------------------------
                   Beverages - 0.6%                                   107,900  Diageo Plc (b)                            8,708,609
                   ---------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                            220,581  Barclays Plc                              2,082,205
                                                                      218,744  HBOS Plc                                  3,047,989
                                                                                                                      ------------
                                                                                                                         5,130,194
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%              195,052  Guinness Peat Group Plc                $    227,640
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%                                25,500  Cadbury Schweppes Plc (b)                 1,131,435
                                                                      107,500  Premier Foods Plc                           287,683
                                                                      189,230  Unilever Plc                              6,237,743
                                                                                                                      ------------
                                                                                                                         7,656,861
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                                   195,060  Prudential Plc                            2,500,606
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%                              89,204  Anglo American Plc                        4,929,037
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.1%                 631,336  BP Plc                                    6,728,772
                                                                      215,864  Royal Dutch Shell Plc Class B             7,501,469
                                                                                                                      ------------
                                                                                                                        14,230,241
                   ---------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                              88,225  GlaxoSmithKline Plc                       2,090,972
                   ---------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.4%                                     148,595  British American Tobacco Plc              5,323,055
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.9%       2,609,793  Vodafone Group Plc                        9,129,728
                                                                       78,994  Vodafone Group Plc (b)                    2,748,991
                                                                                                                      ------------
                                                                                                                        11,878,719
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the United
                                                                               Kingdom                                  67,341,328
----------------------------------------------------------------------------------------------------------------------------------
United States -    Aerospace & Defense - 0.2%                           9,900  Boeing Co.                                  823,482
40.2%                                                                   6,200  General Dynamics Corp.                      523,652
                                                                        1,200  Goodrich Corp.                               75,060
                                                                        1,200  Honeywell International, Inc.                70,884
                                                                          800  L-3 Communications Holdings, Inc.            88,664
                                                                          700  Lockheed Martin Corp.                        75,544
                                                                          800  Northrop Grumman Corp.                       63,488
                                                                        1,100  Raytheon Co.                                 71,654
                                                                       24,900  Spirit Aerosystems Holdings, Inc.
                                                                               Class A (c)                                 687,738
                                                                                                                      ------------
                                                                                                                         2,480,166
                   ---------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%                       4,400  FedEx Corp.                                 411,312
                   ---------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                                      1,400  Continental Airlines, Inc. Class B (c)       38,094
                   ---------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                               1,700  Johnson Controls, Inc.                       60,129
                                                                          400  WABCO Holdings, Inc.                         16,116
                                                                                                                      ------------
                                                                                                                            76,245
                   ---------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.5%                                 239,075  General Motors Corp.                      6,768,213
                   ---------------------------------------------------------------------------------------------------------------
                   Beverages - 0.3%                                    45,500  The Coca-Cola Co.                         2,692,235
                                                                        3,100  Coca-Cola Enterprises, Inc.                  71,517
                                                                       33,000  Constellation Brands, Inc. Class A (c)      689,700
                                                                        1,600  Pepsi Bottling Group, Inc.                   55,760
                                                                       14,400  PepsiAmericas, Inc.                         354,816
                                                                                                                      ------------
                                                                                                                         3,864,028
                   ---------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                                38,500  Senomyx, Inc. (c)                           250,635
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Capital Markets - 1.2%                             120,179  The Bank of New York Mellon Corp. (g)  $  5,603,947
                                                                          300  The Goldman Sachs Group, Inc.                60,231
                                                                       86,500  Northern Trust Corp.                      6,345,640
                                                                       41,000  State Street Corp.                        3,366,920
                                                                                                                      ------------
                                                                                                                        15,376,738
                   ---------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.4%                                     1,400  Albemarle Corp.                              50,764
                                                                          600  CF Industries Holdings, Inc.                 64,158
                                                                        1,800  Celanese Corp. Series A                      66,924
                                                                       68,400  The Dow Chemical Co.                      2,644,344
                                                                       62,500  E.I. du Pont de Nemours & Co.             2,823,750
                                                                        1,100  Lubrizol Corp.                               57,871
                                                                                                                      ------------
                                                                                                                         5,707,811
                   ---------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%                  800  Dun & Bradstreet Corp.                       73,584
                                                                          800  Manpower, Inc.                               45,008
                                                                        2,100  Republic Services, Inc. Class A              63,000
                                                                                                                      ------------
                                                                                                                           181,592
                   ---------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 2.5%                    657,400  3Com Corp. (c)                            2,715,062
                                                                      112,100  Ciena Corp. (c)                           3,041,273
                                                                      413,100  Cisco Systems, Inc. (c)                  10,120,950
                                                                      204,500  Comverse Technology, Inc. (c)             3,343,575
                                                                      202,800  Corning, Inc.                             4,881,396
                                                                       38,400  Extreme Networks, Inc. (c)                  132,480
                                                                       21,650  JDS Uniphase Corp. (c)                      225,377
                                                                        2,000  Juniper Networks, Inc. (c)                   54,300
                                                                      182,300  Motorola, Inc.                            2,101,919
                                                                      133,700  Polycom, Inc. (c)                         3,375,925
                                                                       94,700  QUALCOMM, Inc.                            4,017,174
                                                                        3,900  Tellabs, Inc. (c)                            26,598
                                                                                                                      ------------
                                                                                                                        34,036,029
                   ---------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 1.0%                       3,500  EMC Corp. (c)                                55,545
                                                                       41,600  Hewlett-Packard Co.                       1,820,000
                                                                       73,100  International Business Machines Corp.     7,846,554
                                                                       63,000  Lexmark International, Inc.
                                                                               Class A (c)                               2,281,230
                                                                        1,300  NCR Corp. (c)                                27,924
                                                                        2,700  Seagate Technology                           54,729
                                                                       81,975  Sun Microsystems, Inc. (c)                1,434,563
                                                                        1,300  Teradata Corp. (c)                           30,966
                                                                        2,900  Western Digital Corp. (c)                    76,705
                                                                                                                      ------------
                                                                                                                        13,628,216
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.5%                   90,684  Foster Wheeler Ltd. (c)                $  6,209,133
                                                                       28,421  KBR, Inc. (c)                               897,819
                                                                                                                      ------------
                                                                                                                         7,106,952
                   ---------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.0%                                350  Discover Financial Services, Inc.             6,125
                                                                       13,300  SLM Corp.                                   289,275
                                                                                                                      ------------
                                                                                                                           295,400
                   ---------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.1%                       49,600  Crown Holdings, Inc. (c)                  1,216,192
                                                                        1,700  Owens-Illinois, Inc. (c)                     85,680
                                                                       54,600  Smurfit-Stone Container Corp. (c)           518,154
                                                                                                                      ------------
                                                                                                                         1,820,026
                   ---------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                                  1,400  Genuine Parts Co.                            61,502
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%               41,800  JPMorgan Chase & Co.                      1,987,590
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services - 1.3%      215,487  AT&T Inc.                                 8,294,095
                                                                        1,400  CenturyTel, Inc.                             51,674
                                                                        8,635  Embarq Corp.                                391,166
                                                                       49,300  General Communication, Inc. Class A (c)     355,453
                                                                      114,800  Qwest Communications International Inc.     675,024
                                                                      189,300  Verizon Communications, Inc.              7,352,412
                                                                       39,891  Windstream Corp.                            463,134
                                                                                                                      ------------
                                                                                                                        17,582,958
                   ---------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                            3,600  Duke Energy Corp.                            67,176
                                                                        5,100  Exelon Corp.                                388,569
                                                                       16,900  FPL Group, Inc.                           1,089,712
                                                                          900  FirstEnergy Corp.                            64,098
                                                                       47,100  Mirant Corp. (c)                          1,735,164
                                                                       51,300  PPL Corp.                                 2,509,596
                                                                                                                      ------------
                                                                                                                         5,854,315
                   ---------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments - 0.1%            1,400  Avnet, Inc. (c)                              49,854
                                                                       21,775  Tyco Electronics Ltd.                       736,213
                                                                                                                      ------------
                                                                                                                           786,067
                   ---------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 1.6%                   7,300  Baker Hughes, Inc.                          473,989
                                                                       75,500  Complete Production Services, Inc. (c)    1,200,450
                                                                       21,300  ENSCO International, Inc.                 1,088,856
                                                                       71,300  Grant Prideco, Inc. (c)                   3,549,314
                                                                       53,650  Halliburton Co.                           1,779,571
                                                                       39,325  Key Energy Services, Inc. (c)               464,035
                                                                        9,900  Nabors Industries Ltd. (c)                  269,478
                                                                       34,000  National Oilwell Varco, Inc. (c)          2,047,820
                                                                       25,200  Noble Corp.                               1,103,004

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                       56,100  Schlumberger Ltd.                      $  4,233,306
                                                                       21,500  Smith International, Inc.                 1,165,515
                                                                       25,230  Transocean, Inc.                          3,093,198
                                                                       16,750  Weatherford International Ltd. (c)        1,035,318
                                                                                                                      ------------
                                                                                                                        21,503,854
                   ---------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.2%                     33,070  CVS Caremark Corp.                        1,292,045
                                                                        2,100  The Kroger Co.                               53,445
                                                                       16,291  SUPERVALU Inc.                              489,707
                                                                       13,600  Wal-Mart Stores, Inc.                       691,968
                                                                                                                      ------------
                                                                                                                         2,527,165
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.7%                                39,400  ConAgra Foods, Inc.                         848,282
                                                                       31,793  H.J. Heinz Co.                            1,353,110
                                                                      200,804  Kraft Foods, Inc.                         5,875,525
                                                                       34,200  Sara Lee Corp.                              480,852
                                                                        2,800  Tyson Foods, Inc. Class A                    39,900
                                                                                                                      ------------
                                                                                                                         8,597,669
                   ---------------------------------------------------------------------------------------------------------------
                   Health Care Equipment & Supplies - 0.4%             16,700  Baxter International, Inc.                1,014,358
                                                                       70,400  Boston Scientific Corp. (c)                 853,952
                                                                       21,775  Covidien Ltd.                               971,818
                                                                       65,100  Medtronic, Inc.                           3,031,707
                                                                                                                      ------------
                                                                                                                         5,871,835
                   ---------------------------------------------------------------------------------------------------------------
                   Health Care Providers & Services - 1.3%             52,000  Aetna, Inc.                               2,769,520
                                                                       21,200  AmerisourceBergen Corp.                     988,980
                                                                       25,400  Cigna Corp.                               1,248,664
                                                                        7,400  Coventry Health Care, Inc. (c)              418,692
                                                                       17,700  DaVita, Inc. (c)                            944,295
                                                                        1,300  Express Scripts, Inc. (c)                    87,737
                                                                        1,400  Health Net, Inc. (c)                         65,086
                                                                       30,560  HealthSouth Corp. (c)(m)                    520,131
                                                                       17,000  Humana, Inc. (c)                          1,365,100
                                                                       25,600  McKesson Corp.                            1,607,424
                                                                       35,800  Medco Health Solutions, Inc. (c)          1,792,864
                                                                        1,475  PharMerica Corp. (c)                         21,889
                                                                        2,100  Sierra Health Services, Inc. (c)             90,258
                                                                       62,800  UnitedHealth Group, Inc.                  3,192,752
                                                                       34,150  WellPoint, Inc. (c)                       2,670,530
                                                                                                                      ------------
                                                                                                                        17,783,922
                   ---------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.8%                46,900  McDonald's Corp. (g)                      2,511,495

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                      207,762  Panera Bread Co. Class A (c)           $  7,849,248
                                                                                                                      ------------
                                                                                                                        10,360,743
                   ---------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                              800  Mohawk Industries, Inc. (c)                  63,936
                   ---------------------------------------------------------------------------------------------------------------
                   Household Products - 0.3%                            1,100  Clorox Co.                                   67,452
                                                                          700  Energizer Holdings, Inc. (c)                 65,534
                                                                       68,000  The Procter & Gamble Co.                  4,484,600
                                                                                                                      ------------
                                                                                                                         4,617,586
                   ---------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                                   1,400  Accenture Ltd. Class A                       48,468
                                                                        1,300  Computer Sciences Corp. (c)                  55,016
                                                                          900  DST Systems, Inc. (c)                        64,350
                                                                        1,800  Electronic Data Systems Corp.                36,180
                                                                                                                      ------------
                                                                                                                           204,014
                   ---------------------------------------------------------------------------------------------------------------
                   Independent Power Producers & Energy                62,300  The AES Corp. (c)                         1,188,684
                   Traders - 0.3%                                      15,500  Constellation Energy Group, Inc.          1,456,380
                                                                      103,000  Dynegy, Inc. Class A (c)                    723,060
                                                                        9,400  NRG Energy, Inc. (c)                        362,746
                                                                                                                      ------------
                                                                                                                         3,730,870
                   ---------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 1.9%                    671,900  General Electric Co. (g)                 23,791,979
                                                                        1,200  Textron, Inc.                                67,260
                                                                       21,775  Tyco International Ltd.                     857,064
                                                                                                                      ------------
                                                                                                                        24,716,303
                   ---------------------------------------------------------------------------------------------------------------
                   Insurance - 3.4%                                    75,900  ACE Ltd.                                  4,428,006
                                                                      267,500  American International Group, Inc. (g)   14,755,300
                                                                       25,900  Assurant, Inc.                            1,680,651
                                                                        1,400  Axis Capital Holdings Ltd.                   56,056
                                                                        1,300  CNA Financial Corp.                          44,187
                                                                       21,700  Chubb Corp.                               1,123,843
                                                                       10,800  Darwin Professional Underwriters,
                                                                               Inc. (c)                                    239,544
                                                                       69,600  Endurance Specialty Holdings Ltd.         2,820,192
                                                                        8,900  Everest Re Group Ltd.                       905,041
                                                                      251,300  Fidelity National Title Group, Inc.
                                                                               Class A                                   4,948,097
                                                                        1,400  Genworth Financial, Inc. Class A             34,076
                                                                       27,200  Hartford Financial Services Group, Inc.   2,196,944
                                                                       40,700  IPC Holdings, Ltd.                        1,047,211
                                                                          700  Lincoln National Corp.                       38,052
                                                                        1,400  Loews Corp.                                  65,366
                                                                       26,700  Marsh & McLennan Cos., Inc.                 736,920
                                                                       27,200  Platinum Underwriters Holdings Ltd.         918,000
                                                                        9,300  Prudential Financial, Inc.                  784,641

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                       20,300  RenaissanceRe Holdings Ltd.            $  1,156,897
                                                                       65,700  The Travelers Cos., Inc.                  3,160,170
                                                                       85,300  XL Capital Ltd. Class A                   3,838,500
                                                                                                                      ------------
                                                                                                                        44,977,694
                   ---------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%                     2,300  Expedia, Inc. (c)                            52,946
                                                                        3,415  Liberty Media Holding Corp. -
                                                                               Interactive (c)                              54,333
                                                                                                                      ------------
                                                                                                                           107,279
                   ---------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.3%                  8,100  Google, Inc. Class A (c)(g)               4,570,830
                   ---------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.2%                  2,000  Hasbro, Inc.                                 51,940
                                                                      105,400  Mattel, Inc.                              2,214,454
                                                                                                                      ------------
                                                                                                                         2,266,394
                   ---------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.3%                2,000  Applera Corp. - Applied Biosystems
                                                                               Group                                        63,060
                                                                       26,000  Thermo Fisher Scientific, Inc. (c)        1,338,740
                                                                       34,650  Waters Corp. (c)                          1,990,643
                                                                                                                      ------------
                                                                                                                         3,392,443
                   ---------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                                     1,400  AGCO Corp. (c)                               84,308
                                                                        1,400  Cummins, Inc.                                67,592
                                                                        1,200  Deere & Co.                                 105,312
                                                                        1,000  ITT Corp.                                    59,430
                                                                        1,400  Ingersoll-Rand Co. Class A                   55,328
                                                                        1,100  Parker Hannifin Corp.                        74,371
                                                                        1,100  SPX Corp.                                   110,660
                                                                                                                      ------------
                                                                                                                           557,001
                   ---------------------------------------------------------------------------------------------------------------
                   Marine - 0.4%                                      267,200  American Commercial Lines, Inc. (c)       5,413,472
                   ---------------------------------------------------------------------------------------------------------------
                   Media - 0.8%                                         2,000  CBS Corp. Class B                            50,380
                                                                      464,400  Comcast Corp. Class A (c)                 8,433,504
                                                                        4,800  Discovery Holding Co. (c)                   111,456
                                                                        7,026  Idearc, Inc.                                114,243
                                                                           17  Liberty Media Holding Corp. -
                                                                               Capital (c)                                   1,830
                                                                       38,200  Time Warner, Inc.                           601,268
                                                                       17,450  Viacom, Inc. Class B (c)                    676,362
                                                                       34,350  Virgin Media, Inc.                          574,332
                                                                                                                      ------------
                                                                                                                        10,563,375
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.4%                               1,400  AK Steel Holding Corp.                       66,892
                                                                       57,100  Alcoa, Inc.                               1,890,010
                                                                       17,000  Freeport-McMoRan Copper & Gold, Inc.
                                                                               Class B                                   1,513,510
                                                                      229,500  Newmont Mining Corp.                     12,471,030
                                                                       26,300  United States Steel Corp.                 2,685,493
                                                                                                                      ------------
                                                                                                                        18,626,935
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.1%                              46,300  CMS Energy Corp.                       $    725,521
                   ---------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                              2,300  Big Lots, Inc. (c)                           39,928
                                                                        1,900  Family Dollar Stores, Inc.                   39,957
                                                                                                                      ------------
                                                                                                                            79,885
                   ---------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.2%                          151,600  Xerox Corp.                               2,334,640
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 4.6%                  33,000  Alliance Resource Partners LP (m)         1,166,880
                                                                       17,700  Anadarko Petroleum Corp.                  1,037,043
                                                                       17,700  Apache Corp.                              1,689,288
                                                                       29,300  Aventine Renewable Energy Holdings,
                                                                               Inc. (c)(m)                                 280,108
                                                                       64,700  CNX Gas Corp. (c)                         2,212,740
                                                                       50,250  Chevron Corp.                             4,246,125
                                                                       43,400  ConocoPhillips                            3,485,888
                                                                      156,900  Consol Energy, Inc.                      11,453,700
                                                                       38,400  Devon Energy Corp.                        3,263,232
                                                                      517,500  El Paso Corp.                             8,528,400
                                                                      121,600  Exxon Mobil Corp. (g)                    10,506,240
                                                                       74,250  Foundation Coal Holdings, Inc.            3,883,275
                                                                       19,300  Hess Corp.                                1,753,019
                                                                       34,100  Marathon Oil Corp.                        1,597,585
                                                                       21,400  Murphy Oil Corp.                          1,573,756
                                                                        1,200  Noble Energy, Inc.                           87,096
                                                                       33,450  Occidental Petroleum Corp.                2,270,252
                                                                        3,340  Patriot Coal Corp. (c)                      132,765
                                                                       19,400  Peabody Energy Corp.                      1,047,988
                                                                       15,400  Stone Energy Corp. (c)                      631,400
                                                                          800  Sunoco, Inc.                                 49,760
                                                                        1,100  Valero Energy Corp.                          65,109
                                                                                                                      ------------
                                                                                                                        60,961,649
                   ---------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%                      41,200  International Paper Co.                   1,328,700
                   ---------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                            29,700  Avon Products, Inc.                       1,040,094
                   ---------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 4.7%                              88,700  Abbott Laboratories                       4,993,810
                                                                      440,900  Bristol-Myers Squibb Co.                 10,224,471
                                                                       54,800  Eli Lilly & Co.                           2,823,296
                                                                       15,000  Endo Pharmaceuticals Holdings,
                                                                               Inc. (c)                                    392,100
                                                                       21,900  Forest Laboratories, Inc. (c)               870,963
                                                                      273,000  Johnson & Johnson                        17,269,980
                                                                       21,400  King Pharmaceuticals, Inc. (c)              224,486
                                                                      123,575  Merck & Co., Inc.                         5,719,051
                                                                      502,900  Pfizer, Inc.                             11,762,831

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                      119,500  Schering-Plough Corp.                  $  2,338,615
                                                                      164,300  Valeant Pharmaceuticals
                                                                               International (c)                         1,859,876
                                                                       87,200  Wyeth                                     3,470,560
                                                                                                                      ------------
                                                                                                                        61,950,039
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts (REITs) - 0.0%        10,000  Ventas, Inc.                                442,000
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.3%        110,600  The St. Joe Co.                           4,293,492
                   ---------------------------------------------------------------------------------------------------------------
                   Road & Rail - 3.0%                                 247,700  Burlington Northern Santa Fe Corp.       21,431,004
                                                                        1,600  CSX Corp.                                    77,568
                                                                       85,100  Norfolk Southern Corp.                    4,628,589
                                                                      107,000  Union Pacific Corp.                      13,378,210
                                                                                                                      ------------
                                                                                                                        39,515,371
                   ---------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor Equipment - 0.4%     63,600  Applied Materials, Inc.                   1,139,712
                                                                      197,900  Intel Corp.                               4,195,480
                                                                        2,000  Intersil Corp. Class A                       46,060
                                                                       18,500  LSI Corp. (c)                                96,570
                                                                        1,800  Novellus Systems, Inc. (c)                   42,768
                                                                        2,000  Nvidia Corp. (c)                             49,180
                                                                        2,300  Texas Instruments, Inc.                      71,139
                                                                                                                      ------------
                                                                                                                         5,640,909
                   ---------------------------------------------------------------------------------------------------------------
                   Software - 2.3%                                      1,300  BMC Software, Inc. (c)                       41,652
                                                                       12,700  Borland Software Corp. (c)                   31,750
                                                                      229,700  CA, Inc.                                  5,060,291
                                                                        2,400  Cadence Design Systems, Inc. (c)             24,360
                                                                      716,500  Microsoft Corp.                          23,357,900
                                                                       47,800  Novell, Inc. (c)                            304,008
                                                                        3,500  Oracle Corp. (c)                             71,925
                                                                        2,000  Synopsys, Inc. (c)                           44,040
                                                                      200,600  TIBCO Software, Inc. (c)                  1,492,464
                                                                                                                      ------------
                                                                                                                        30,428,390
                   ---------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods - 0.0%              4,350  Hanesbrands, Inc. (c)                       111,403
                                                                      127,500  Unifi, Inc. (c)                             299,625
                                                                                                                      ------------
                                                                                                                           411,028
                   ---------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.3%                  100,600  Fannie Mae (m)                            3,406,316
                   ---------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.6%                                      97,100  Altria Group, Inc.                        7,362,122
                                                                        1,000  Loews Corp. - Carolina Group                 82,130
                                                                        1,000  Reynolds American, Inc.                      63,330
                                                                                                                      ------------
                                                                                                                         7,507,582
                   ---------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.3%               123,400  Macquarie Infrastructure Co. LLC          4,079,604
                   ---------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication Services - 0.2%         289,800  Sprint Nextel Corp. (m)                   3,051,594

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Common Stocks                              Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                          800  Telephone & Data Systems, Inc.         $     42,192
                                                                          800  U.S. Cellular Corp. (c)                      56,880
                                                                                                                      ------------
                                                                                                                         3,150,666
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks in the United
                                                                               States                                  536,063,095
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Common Stocks
                                                                               (Cost - $1,026,102,439) - 86.0%         147,288,182
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                                      112,700  Consumer Staples Select Sector SPDR
                                                                               Fund (m)                                  3,065,440
                                                                      113,700  Health Care Select Sector SPDR Fund (m)   3,831,690
                                                                       54,800  iShares Dow Jones US Telecommunications
                                                                               Sector Index Fund                         1,444,528
                                                                        4,300  iShares Dow Jones US Utilities Sector
                                                                               Index Fund                                  413,144
                                                                       44,100  iShares MSCI Brazil (Free) Index Fund     3,348,513
                                                                      247,000  iShares MSCI South Korea Index Fund      13,972,790
                                                                       28,100  iShares Silver Trust (c)                  4,728,949
                                                                       15,500  Telecom HOLDRs Trust                        527,775
                                                                      174,400  Utilities Select Sector SPDR Fund (m)     6,839,968
                                                                        1,900  Vanguard Telecommunication Services ETF     127,794
                                                                      421,800  streetTRACKS(R) Gold Trust (c)           38,569,392
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Exchange-Traded Funds
                                                                               (Cost - $60,024,911) - 5.7%              76,869,983
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.3%                                                        139,954  Vietnam Enterprise Investments Ltd. -
                                                                               R Shares (c)                                650,786
                                                                    2,673,680  Vinaland Ltd. (c)                         3,743,152
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Mutual Funds
                                                                               (Cost - $4,559,039) - 0.3%                4,393,938
----------------------------------------------------------------------------------------------------------------------------------
                   Industry                                                    Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
United States      Diversified Financial Services - 0.4%               90,000  Citigroup, Inc. Series T, 6.50% (a)       4,864,500
- 0.4%             ---------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.0%                        5  Fannie Mae Series 2004-1, 5.375% (a)        412,938
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Preferred Stocks
                                                                               (Cost - $4,960,000) - 0.4%                5,277,438
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Warrants (n)
----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%      Metals & Mining - 0.0%                             170,500  Peak Gold Ltd. (expires 4/03/2012)           26,321
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Warrants  (Cost - $34,869) - 0.0%      26,321
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Rights
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%      Commercial Banks - 0.0%                                601  Banco Bradesco SA (o)                         1,363
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Rights in Brazil                        1,363
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                       Shares
Country            Industry                                              Held  Rights                                     Value
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
India - 0.0%       Commercial Banks - 0.0%                              3,120  State Bank of India (p)                    $ 45,748
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Rights in India                        45,748
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Rights  (Cost - $0) - 0.0%             47,111
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------------

                                                                         Face
                                                                       Amount  Corporate Bonds
----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%       Automobiles - 0.2%                       USD     1,831,000  Brilliance China Finance Ltd., 0%
                                                                               due 6/07/2011 (a)(i)                      2,156,003
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                     HKD     9,080,000  Chaoda Modern Agriculture Holdings
                                                                               Ltd., 0% due 5/08/2011 (a)(i)             1,583,697
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in China            3,739,700
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%   Real Estate Management &                 USD       200,000  Hongkong Land CB 2005 Ltd., 2.75%
                   Development - 0.0%                                          due 12/21/2012 (a)                          272,500
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in Hong Kong          272,500
----------------------------------------------------------------------------------------------------------------------------------
India - 0.4%       Automobiles - 0.2%                               1,945,000  Tata Motors Ltd., 1% due 4/27/2011 (a)    2,342,947
                   ---------------------------------------------------------------------------------------------------------------
                   Beverages - 0.0%                                   170,000  McDowell & Co. Ltd., 2% due
                                                                               3/30/2011 (a)                               395,675
                   ---------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                           1,000,000  Gujarat NRE Coke Ltd., 0% due
                                                                               4/12/2011 (a)(i)                          2,100,000
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in India            4,838,622
----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.0%    Diversified Financial Services - 0.1%              600,000  Feringghi Capital Ltd., 0% due
                                                                               12/22/2009 (a)(i)                          723,000
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication Services           5,700,000  Rafflesia Capital Ltd., 1.25% due
                   - 0.5%                                                      10/04/2011 (a)                            7,258,392
                   ---------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%     MYR     4,990,000  Berjaya Land Bhd, 8% due 8/15/2011 (a)    1,619,379
                                                                      420,000  Resorts World Bhd, 0% due
                                                                               9/19/2008 (a)(i)                            176,055
                                                                                                                      ------------
                                                                                                                         1,795,434
                   ---------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.3%                   USD     3,500,000  YTL Power Finance Cayman Ltd., 0%
                                                                               due 5/09/2010 (a)(i)                      4,417,427
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in Malaysia        14,194,253
----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%   Oil, Gas & Consumable Fuels - 0.2%               1,200,000  Enercoal Resources Series BUMI, 0%
                                                                               due 6/22/2012 (a)(i)                      2,580,000
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                 SGD     1,000,000  Keppel Land Ltd., 2.50% due
                   Development - 0.1%                                          6/23/2013 (a)                               844,330
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in Singapore        3,424,330
----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%      Insurance - 0.0%                         USD        20,000  Shin Kong Financial Holding Co. Ltd.,
                                                                               0% due 6/17/2009 (a)(i)                      20,788
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in Taiwan              20,788
----------------------------------------------------------------------------------------------------------------------------------
United Arab        Oil, Gas & Consumable Fuels - 0.4%               5,920,000  Dana Gas Sukuk Ltd., 7.50% due
Emirates - 1.0%                                                                10/31/2012 (a)                            6,125,838
                   ---------------------------------------------------------------------------------------------------------------
                   Real Estate Management & Development - 0.6%      4,400,000  Aldar Funding Ltd., 5.767% due
                                                                               11/10/2011 (a)                            7,876,000
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in the United
                                                                               Arab Emirates                            14,001,838
----------------------------------------------------------------------------------------------------------------------------------
United States      Biotechnology - 0.0%                                90,000  Cell Genesys, Inc., 3.125% due
- 0.7                                                                          11/01/2011 (a)                               59,175
                                                                       50,000  Nabi Biopharmaceuticals, 2.875% due
                                                                               4/15/2025 (a)                                43,625
                                                                                                                      ------------
                                                                                                                           102,800
                   ---------------------------------------------------------------------------------------------------------------

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                         Face
Country            Industry                                            Amount  Corporate Bonds                            Value
----------------------------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                  USD     1,200,000  Preferred Term Securities XXIV, Ltd.,
                                                                               5.965% due 3/22/2037 (a)(h)            $    924,000
                                                                    1,150,000  Preferred Term Securities XXV, Ltd.,
                                                                               5.758% due 6/22/2037 (a)                    954,500
                                                                      970,000  Preferred Term Securities XXVI, Ltd.,
                                                                               6.191% due 9/22/2037 (a)                    776,000
                                                                      900,000  Preferred Term Securities XXVII, Ltd.,
                                                                               6.29% due 12/22/2037 (a)                    882,000
                                                                                                                      ------------
                                                                                                                         3,536,500
                   ---------------------------------------------------------------------------------------------------------------
                   Food Products - 0.4%                             3,150,000  IOI Capital Bhd Series IOI, 0%
                                                                               due 12/18/2011 (a)(i)                     5,004,109
                   ---------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%                 480,000  McMoRan Exploration Co., 5.25% due
                                                                               10/06/2011 (a)                              568,800
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds in the United
                                                                               States                                    9,212,209
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Corporate Bonds
                                                                               (Cost - $42,640,085) - 3.7%              49,704,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Structured Notes
----------------------------------------------------------------------------------------------------------------------------------
Europe - 1.0%      Capital Markets - 0.5%                           7,060,000  Goldman Sachs & Co. (Dow Jones
                                                                               EURO STOXX 50(R) Index
                                                                               Linked Notes), due 6/20/2008 (j)(k)       6,758,072
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.5%            7,060,000  JPMorgan Chase & Co. (Dow Jones
                                                                               EURO STOXX 50(R) Index
                                                                               Linked Notes), due 6/17/2008 (j)(k)       6,911,034
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Structured Notes in Europe         13,669,106
----------------------------------------------------------------------------------------------------------------------------------
United States      Capital Markets - 1.3%                           8,756,000  Morgan Stanley (Bear Market PLUS
                                                                               S&P 500 Linked Notes),
- 2.9%                                                                         due 5/07/2009 (l)                         9,968,706
                                                                    5,600,000  UBS AG (Gold Linked Notes),
                                                                               due 3/23/2009 (j)                         7,179,760
                                                                                                                      ------------
                                                                                                                        17,148,466
                   ---------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 1.6%           18,400,000  JPMorgan Chase & Co. (Bearish
                                                                               Buffered Return Enhanced
                                                                               Notes Linked Inversely to the
                                                                               S&P 500), due 5/04/2009 (l)              21,060,640
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Structured Notes in the United
                                                                               States                                   38,209,106
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Structured Notes
                                                                               (Cost - $46,876,000) - 3.9%              51,878,212
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Fixed Income Securities
                                                                               (Cost - $89,516,085) - 7.6%             101,582,452
----------------------------------------------------------------------------------------------------------------------------------

                                                                   Beneficial
                                                                     Interest  Short-Term Securities                      Value
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                            USD    16,899,800  BlackRock Liquidity Series, LLC
                                                                               Money Market Series, 4.16% (d)(e)(f)     16,899,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Short-Term Securities
                                                                               (Cost - $16,899,800) - 1.3%              16,899,800
----------------------------------------------------------------------------------------------------------------------------------

                                                                    Number of
                                                                    Contracts  Options Purchased
----------------------------------------------------------------------------------------------------------------------------------
                   Call Options Purchased                               1,020  Bristol-Myers Squibb Co., expiring
                                                                               January 2009 at USD 35                       11,220
                                                                          592  General Motors Corp., expiring
                                                                               January 2010 at USD 50                      107,744

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                   Number of
                                                                   Contracts   Options Purchased                         Value
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                         558   General Motors Corp., expiring
                                                                               January 2010 at USD 60                $      54,405
                                                                         152   Medtronic, Inc., expiring January
                                                                               2009 at USD 50                               57,000
                                                                         501   Medtronic, Inc., expiring January
                                                                               2009 at USD 60                               57,615
                                                                                                                      ------------
                                                                                                                           287,984
                   ---------------------------------------------------------------------------------------------------------------
                   Put Options Purchased                                 860   Bed Bath & Beyond, Inc., expiring
                                                                               May 2008 at USD 25                           73,100
                                                                         477   Bed Bath & Beyond, Inc., expiring
                                                                               August 2008 at USD 25                        70,358
                                                                          86   Black & Decker Corp., expiring
                                                                               February 2008 at USD 80                      64,070
                                                                         960   Carnival Corp., expiring April
                                                                               2008 at USD 40                              151,200
                                                                         220   Carnival Corp., expiring April
                                                                               2008 at USD 42.50                            53,350
                                                                       5,565   J.B. Hunt Transport Services, Inc.,
                                                                               expiring February 2008 at USD 22.50          55,650
                                                                         850   Masco Corp., expiring April 2008
                                                                               at USD 20                                    95,625
                                                                         960   Royal Caribbean Cruises Ltd., expiring
                                                                               March 2008 at USD 35                        108,000
                                                                         670   Russell 2000 Index, expiring March
                                                                               2008 at USD 720                           2,331,600
                                                                         413   Russell 2000 Index, expiring March
                                                                               2008 at USD 750                           2,137,275
                                                                         220   S&P 500 Index, expiring March 2008
                                                                               at USD 1,475                              2,382,600
                                                                          30   S&P 500 Index, expiring March 2008
                                                                               at USD 1,500                                387,000
                                                                          90   Sears Holdings Corp., expiring March
                                                                               2008 at USD 105                              79,650
                                                                         140   The Sherwin-Williams Co., expiring
                                                                               March 2008 at USD 55                         36,750
                                                                         450   The Sherwin-Williams Co., expiring
                                                                               March 2008 at USD 60                        231,750
                                                                         144   Simon Property Group, Inc., expiring
                                                                               April 2008 at USD 75                         49,680
                                                                         452   Whirlpool Corp., expiring March 2008
                                                                               at USD 75                                   101,700
                                                                         455   Williams-Sonoma, Inc., expiring
                                                                               February 2008 at USD 27.50                   71,662
                                                                         855   Williams-Sonoma, Inc., expiring
                                                                               March 2008 at USD 20                         59,850
                                                                                                                      ------------
                                                                                                                         8,540,870
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Options Purchased
                                                                               (Premiums Paid - $8,143,938) - 0.7%       8,828,854
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments Before Investments
                                                                               Sold Short and Options Written
                                                                               (Cost - $1,210,241,081*) - 102.0%     1,361,214,079
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Shares
                                                                        Held   Investments Sold Short
----------------------------------------------------------------------------------------------------------------------------------
                                                                    (126,900)  Bed, Bath & Beyond, Inc.                 (4,091,256)
                                                                     (26,300)  Black & Decker, Corp.                    (1,907,802)
                                                                    (159,000)  Carnival Corp.                           (7,073,910)
                                                                  (1,010,140)  iShares Russell 2000 Index Fund         (71,598,723)
                                                                    (152,200)  Leggett & Platt Inc.                     (2,894,844)
                                                                    (380,900)  Masco Corp.                              (8,734,037)

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                      Shares
                                                                        Held   Investments Sold Short                    Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                     (42,400)  Sherwin Williams Co.                  $  (2,425,704)
                                                                     (40,310)  Williams Sonoma Inc.                     (1,083,533)
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments Sold Short
                                                                               (Proceeds - $100,214,715) - (7.4%)      (99,809,809)
----------------------------------------------------------------------------------------------------------------------------------

                                                                   Number of
                                                                   Contracts   Options Written
----------------------------------------------------------------------------------------------------------------------------------
                   Call Options Written                                  556   American Commercial Lines, Inc.,
                                                                               expiring March 2008 at USD 17.50           (191,820)
                                                                         117   American Commercial Lines, Inc.,
                                                                               expiring June 2008 at USD 20                (34,515)
                                                                         690   American Commercial Lines, Inc.,
                                                                               expiring June 2008 at USD 22.50            (127,650)
                                                                         774   Burlington Northern Santa Fe Corp.,
                                                                               expiring January 2009 at USD 90            (634,680)
                                                                       2,064   Comcast Corp. Class A, expiring April
                                                                               2008 at USD 27.50                           (10,320)
                                                                         496   Consol Energy, Inc., expiring January
                                                                               2009 at USD 45                           (1,554,960)
                                                                         692   Corning, Inc., expiring January 2009
                                                                               at USD 25                                  (217,980)
                                                                         939   Corning, Inc., expiring January 2009
                                                                               at USD 30                                  (133,808)
                                                                         684   The Dow Chemical Co., expiring January
                                                                               2009 at USD 35                             (420,660)
                                                                         424   E.I. du Pont de Nemours & Co., expiring
                                                                               January 2009 at USD 45                     (188,680)
                                                                         112   Foster Wheeler Ltd., expiring January
                                                                               2009 at USD 67.50                          (185,360)
                                                                         430   General Motors Corp., expiring June
                                                                               2008 at USD 25                             (222,525)
                                                                         419   General Motors Corp., expiring January
                                                                               2009 at USD 30                             (187,503)
                                                                         755   Kraft Foods, Inc., expiring January
                                                                               2009 at USD 30                             (173,650)
                                                                         630   Lexmark International, Inc. Class A,
                                                                               expiring January 2009 at USD 35            (403,200)
                                                                       1,054   Mattel, Inc., expiring January 2009
                                                                               at USD 17.50                               (511,190)
                                                                         494   Norfolk Southern Corp., expiring
                                                                               January 2009 at USD 55                     (321,100)
                                                                       1,175   Panera Bread Co. Class A, expiring
                                                                               January 2009 at USD 40                     (669,750)
                                                                       1,160   Polycom, Inc., expiring January 2009
                                                                               at USD 30                                  (272,600)
                                                                         412   The St. Joe Co., expiring March 2008
                                                                               at USD 35                                  (208,060)
                                                                         443   The St. Joe Co., expiring January 2009
                                                                               at USD 35                                  (385,410)
                                                                         172   The St. Joe Co., expiring January 2009
                                                                               at USD 40                                   (95,460)
                                                                          68   The St. Joe Co., expiring January 2009
                                                                               at USD 45                                   (25,500)
                                                                         103   State Street Corp., expiring May 2008
                                                                               at USD 75                                  (121,540)
                                                                         103   State Street Corp., expiring May 2008
                                                                               at USD 80                                   (88,580)

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

                                                                   Number of
                                                                   Contracts   Options Written                           Value
----------------------------------------------------------------------------------------------------------------------------------
                                                                         232   Unilever NV, expiring January 2009
                                                                               at USD 30                            $     (116,000)
                                                                         200   United States Steel Corp., expiring
                                                                               January 2009 at USD 110                    (336,000)
                                                                         929   Valeant Pharmaceuticals International,
                                                                               expiring January 2009 at USD 12.50         (118,447)
                                                                         714   Valeant Pharmaceuticals International,
                                                                               expiring January 2009 at USD 15             (39,270)
                                                                         674   Xerox Corp., expiring January 2009
                                                                               at USD 20                                   (28,645)
                                                                                                                    --------------
                                                                                                                        (8,024,863)
                   ---------------------------------------------------------------------------------------------------------------
                   Put Options Written                                   413   Russell 2000 Index, expiring March
                                                                               2008 at USD 670                            (683,515)
                                                                          90   Sears Holdings Corp., expiring March
                                                                               2008 at USD 85                              (22,050)
                                                                         220   S&P 500 Index, expiring March 2008
                                                                               at USD 1,400                             (1,320,000)
                                                                          30   S&P 500 Index, expiring March 2008
                                                                               at USD 1,425                               (221,100)
                                                                                                                    --------------
                                                                                                                        (2,246,665)
                   ---------------------------------------------------------------------------------------------------------------
                                                                               Total Options Written
                                                                               (Premiums Received - $7,921,645)
                                                                               - (0.8%)                                (10,271,528)
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Total Investments  (Cost -
                                                                               $1,102,104,721) - 93.8%               1,251,132,742

                                                                               Other Assets Less Liabilities - 6.2%     83,364,903
                                                                                                                    --------------
                                                                               Net Assets - 100.0%                  $1,334,497,645
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,213,853,535
                                                                ===============
      Gross unrealized appreciation                             $   204,991,725
      Gross unrealized depreciation                                 (57,631,181)
                                                                ---------------
      Net unrealized appreciation                               $   147,360,544
                                                                ===============

(a)   Convertible security.
(b)   Depositary receipts.
(c)   Non-income producing security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                 Net                Interest
      Affiliate                                                Activity              Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Money Market Series    ($6,526,200)          $  33,222
      --------------------------------------------------------------------------------------

(e)   Represents the current yield as of January 31, 2008.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) All, or a portion of, security held as collateral in connection with hopen financial futures contracts.

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(i)   Represents a zero coupon bond.
(j) Security represents an index linked note. Value of the instruments is derived from the price fluctuations in the underlying index.
(k)   Floating rate security.
(l) Security represents an index linked note. Value of the instruments is inversely derived from the price fluctuations in the underlying index.
(m)   Security or a portion of security is on loan.
(n) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o)   The rights may be exercised until February 22, 2008.
(p)   The rights may be exercised until March 18, 2008.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized indexes or ratings group indexes, and/or as defined by Fund management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Forward foreign exchange contracts as of January 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                   Unrealized
      Foreign Currency        Foreign                Settlement    Appreciation
      Purchased               Currency Sold             Date      (Depreciation)
      --------------------------------------------------------------------------
      ZAR  9,676,944          USD  1,349,756         2/01/2008     $    (56,897)
      USD  304,077            DKK  1,522,698         2/04/2008              389
      USD  183,225            NOK  993,352           2/04/2008             (326)
      ZAR  2,910,330          USD  406,309           2/04/2008          (17,742)
      BRL  164,299            USD  93,140            2/06/2008              169
      USD  347,239            BRL  612,530           2/06/2008              568
      JPY  1,415,365,369      USD  12,980,835        2/08/2008          336,932
      EUR  15,402,000         USD  22,645,099        2/15/2008          244,157
      JPY  82,353,250         USD  783,570           2/29/2008           (7,612)
      USD  188,818            VND  3,025,804,500     5/21/2008             (595)
      VND  3,025,804,500      USD  188,700           5/21/2008              713
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
        Foreign Exchange Contracts - Net                           $    499,756
                                                                   ============

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)
--------------------------------------------------------------------------------

o Financial futures contracts purchased as of January 31, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
      Number of                             Expiration                             Face                Appreciation
      Contracts          Issue                 Date            Exchange            Value              (Depreciation)
      -------------------------------------------------------------------------------------------------------------
         10       Dax Index 25 Euro          March 2008    Eurex Deutschland       $   2,417,520     $     150,943
         80         Topix Index              March 2008         Tokyo              $  11,212,551        (1,087,016)
          5        FTSE 100 Index            March 2008         LIFFE              $     625,878           (41,842)
         40        OSA Nikkei 225            March 2008         Osaka              $   6,022,920          (926,301)
         39      SPI 200 Index Aud           March 2008         Sydney             $   5,407,821          (492,714)
         46       Hang Seng Index          February 2008       Hong Kong           $   7,336,091          (406,107)
         26     MSCI Singapore IX ETS      February 2008       Singapore           $   1,393,748           (68,243)
        302          S&P Index               March 2008         Chicago            $ 107,329,984        (3,170,184)
        124     MSCI Taiwan Simex Index    February 2008       Singapore           $   3,713,056           (74,896)
      -------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                            $  (6,116,360)
                                                                                                     =============

o     Financial futures contracts sold as of January 31, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
      Number of                             Expiration                             Face                 Unrealized
      Contracts          Issue                 Date            Exchange            Value               Appreciation
      -------------------------------------------------------------------------------------------------------------
         85     DJ Euro Stoxx 50           March 2008      Eurex Deutschland       $   5,585,647     $     758,327
         12     S&P TSE 60 Index           March 2008      Montreal                $   1,902,752            51,211
      -------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                  $     809,538
                                                                                                     =============

o     Swaps outstanding as of January 31, 2008 were follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                    Notional            Unrealized
                                                                                     Amount            Appreciation
      -------------------------------------------------------------------------------------------------------------
      Bought credit default protection on DaimlerChrysler NA Holding Corp.
      and pay 0.53%

      Broker, JPMorgan Chase
      Expires June 2011                                                             $ 205,399            $    827

      Bought credit default protection on Carnival Corp. and pay 0.25%

      Broker, JPMorgan Chase
      Expires September 2011                                                        $ 310,000               4,810

      Bought credit default protection on Whirlpool Corp. and pay 0.48%

      Broker, JPMorgan Chase
      Expires September 2011                                                        $ 103,000               1,600

BlackRock Global Dynamic Equity Fund
Schedule of Investments as of January 31, 2008 (Unaudited)     (in U.S. dollars)

o     Swaps outstanding as of January 31, 2008 were follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                    Notional            Unrealized
                                                                                     Amount            Appreciation
      -------------------------------------------------------------------------------------------------------------
      Bought credit default protection on McDonald's Corp. and pay 0.16%

      Broker, JPMorgan Chase
      Expires September 2011                                                       $ 103,000             $    458

      Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%

      Broker, JPMorgan Chase
      Expires September 2011                                                       $ 103,000                3,786
      -------------------------------------------------------------------------------------------------------------
      Total                                                                                             $  11,481
                                                                                                        =========

Currency Abbreviations:
BRL   Brazilian Real
DKK   Danish Krone
EUR   Euro
HKD   Hong Kong Dollar
JPY   Japanese Yen
MYR   Malaysian Ringgit
NOK   Norwegian Krone
SGD   Singapore Dollar
USD   U.S. Dollar
VND   Vietnam Dong
ZAR   South African Rand

Item 2 -    Controls and Procedures

2(a)- The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Dynamic Equity Fund

Date: March 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Dynamic Equity Fund

Date: March 24, 2008